INCOME TAX EXPENSE - Net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 0
Credited (charged) to the income statement	10
Charged to OCI	(10)
Deferred tax liabilities	0	$ 0
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(18,830)	(20,255)
Credited (charged) to the income statement	(11,770)	1,804
Charged to OCI	(10)	(379)
Deferred tax liabilities	(30,610)	(18,830)
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,830	15,534
Credited (charged) to the income statement	11,780	3,296
Deferred tax assets	30,610	18,830
Mineral Property Interest | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(8,824)	(10,036)
Credited (charged) to the income statement	(8,799)	1,212
Charged to OCI	0	0
Deferred tax liabilities	(17,623)	(8,824)
Mineral Property Interest | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,090	5,168
Credited (charged) to the income statement	1,294	(1,078)
Deferred tax assets	5,384	4,090
Inventories | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(227)	(113)
Credited (charged) to the income statement	79	(114)
Charged to OCI	0	0
Deferred tax liabilities	(148)	(227)
Loss Carry Forward | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,713	8,563
Credited (charged) to the income statement	9,431	4,150
Deferred tax assets	22,144	12,713
Plant And Equipment | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,177)	(2,094)
Credited (charged) to the income statement	357	(83)
Charged to OCI	0	0
Deferred tax liabilities	(1,820)	(2,177)
Plant And Equipment | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42	52
Credited (charged) to the income statement	2	(10)
Deferred tax assets	44	42
Decommissioning and Rehabilitation Provision. | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,707	1,674
Credited (charged) to the income statement	(236)	33
Deferred tax assets	1,471	1,707
Other | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(7,602)	(8,012)
Credited (charged) to the income statement	(3,407)	789
Charged to OCI	(10)	(379)
Deferred tax liabilities	(11,019)	(7,602)
Other | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	278	77
Credited (charged) to the income statement	1,289	201
Deferred tax assets	$ 1,567	$ 278